Investment in Joint Ventures and Associates (Details) - ARS ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
BBVA Consolidar Seguros S.A.
Investment in Joint Ventures and Associates
Investment in Joint Ventures and Associates		$ 1,197,152	$ 1,325,212
Interbanking S.A.
Investment in Joint Ventures and Associates
Investment in Joint Ventures and Associates		823,993	623,016
Rombo Cia Financiera SA
Investment in Joint Ventures and Associates
Investment in Joint Ventures and Associates		744,208	1,512,044
Play Digital S A [Member]
Investment in Joint Ventures and Associates
Investment in Joint Ventures and Associates	[1]	486,571	222,162
Openpay Argentina SA [Member]
Investment in Joint Ventures and Associates
Investment in Joint Ventures and Associates		215,501	285,733
Total Investments in Joint Ventures and Associates
Investment in Joint Ventures and Associates
Investment in Joint Ventures and Associates		$ 3,467,425	$ 3,968,167

[1]	To establish the value of this investment, accounting information from Play Digital S.A. has been used. as of September 30, 2022. Additionally, significant transactions carried out or events that occurred between October 1, 2022 and December 31, 2022 have been considered. See Note 45 - Subsequent events.